                                                           FILE NUMBER 028-00568

                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2008

                      If amended report check here:
                                                    -----

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 10th day of February, 2009.


                                        By: /s/ William M Lane
                                            -----------------------------------
                                            William M Lane, Vice President
                                            for Torray LLC

Torray LLC

December 31, 2008

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
                                                                              Item 6                               Item 8
                            Item 2    Item 3     Item 4     Item 5            Invest                          Voting Authority
Item 1                       Title    CUSIP   Fair Market    Total  --------------------------  Item 7  ----------------------------
Name of Issuer             of Class   Number     Value      Shares  (a)Sole (b)Shared (c)Other Managers  (a) Sole (b) Shared (c)None
-------------------------- -------- --------- ----------- --------- ------- --------- -------- -------- --------- ---------- -------
Abbott Laboratories         common  002824100  14,345,643   287,322    X                          All     227,722       0     59,600
American Express Company    common  025816109   7,480,559   265,598    X                          All     205,173       0     60,425
Applied Materials, Inc.     common  038222105   9,813,925 1,035,592    X                          All     872,819       0    162,773
AT & T Inc.                 common  00206R102  12,651,988   475,100    X                          All     389,300       0     85,800
Automatic Data Processing,
Inc.                        common  053015103  19,077,776   484,946    X                          All     392,346       0     92,600
Bank of America
Corporation                 common  060505104   6,421,100   456,044    X                          All     393,644       0     62,400
Cintas Corporation          common  172908105  17,299,031   747,416    X                          All     629,016       0    118,400
Cisco Systems, Inc.         common  17275R102  16,482,009 1,007,274    X                          All     836,474       0    170,800
Citigroup Inc.              common  172967101   3,966,992   591,206    X                          All     511,106       0     80,100
Danaher Corporation         common  235851102   9,214,296   162,768    X                          All     133,468       0     29,300
Dow Chemical                common  260543103   7,751,037   357,800    X                          All     267,000       0     90,800
du Pont (E.I.) de Nemours   common  263534109   6,707,302   285,600    X                          All     213,400       0     72,200
Eaton Corporation           common  278058102   8,283,557   164,900    X                          All     130,400       0     34,500
EMC Corporation             common  268648102  15,795,848 1,508,677    X                          All   1,273,452       0    235,225
Gannett Co., Inc.           common  364730101   6,000,742   601,922    X                          All     519,722       0     82,200
General Electric Company    common  369604103   9,143,275   659,435    X                          All     537,999       0    121,436
Illinois Tool Works Inc.    common  452308109  13,666,688   396,715    X                          All     337,640       0     59,075
Intel Corporation           common  458140100  12,048,708   823,850    X                          All     673,550       0    150,300
International Business
Machines                    common  459200101  15,731,782   193,190    X                          All     163,090       0     30,100
Johnson & Johnson           common  478160104  18,073,609   325,882    X                          All     262,049       0     63,833
Kraft Foods Inc.            common  50075N104  17,525,778   626,200    X                          All     508,600       0    117,600
LaBranche & Co Inc.         common  505447102  11,942,428 2,493,200    X                          All   2,493,200       0          0
Loews Corporation           common  540424108  13,525,495   426,000    X                          All     358,200       0     67,800
Marsh & McLennan
Companies, Inc.             common  571748102  18,269,903   826,421    X                          All     684,652       0    141,769
The McClatchy Company       common  579489105   4,154,684     1,189    X                          All       1,189       0          0
McGraw-Hill Companies Inc.  common  580645109  10,846,914   570,894    X                          All     487,394       0     83,500
O'Reilly Automotive, Inc.   common  686091109  16,344,264   601,935    X                          All     482,735       0    119,200
Owens Corning               common  690742101  11,535,518   505,447    X                          All     423,247       0     82,200
The Procter & Gamble
Company                     common  742718109  15,021,392   281,162    X                          All     227,362       0     53,800
UnitedHealth Group Inc.     common  254687106  17,726,945   632,824    X                          All     529,424       0    103,400
USEC Inc.                   common  903293405  15,560,857 3,386,280    X                          All   2,830,089       0    556,191
The Walt Disney Company     common  90333E108  18,134,936   835,993    X                          All     693,018       0    142,975
Wellpoint, Inc.             common  94973V107  16,734,096   397,270    X                          All     332,270       0     65,000
3M Company                  common  88579Y101  16,688,713   293,700    X                          All     243,200       0     50,500
                                              -----------
                                              433,967,792
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